Capitalization (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	5 Months Ended
	Dec. 18, 2013	Dec. 31, 2013	Sep. 30, 2014
Schedule of Capitalization, Equity [Line Items]
Shares issued		231,700,000	231,700,000
Public Ownership of Cheniere Energy Partners LP Holdings LLC, shares		36,000,000	36,000,000
Repayment of Related Party Debt	$ 272,000	$ 272,030
Cheniere Energy, Inc. [Member]
Schedule of Capitalization, Equity [Line Items]
Cheniere Ownership of Cheniere Energy Partners LP Holdings LLC common shares, shares		195,700,000	195,700,000